Shareholders' Equity - Share-based Compensation, Awards, Unrecognized Compensation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards, Unrecognzied Compensation	$ 195
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards, Unrecognzied Compensation	125
Awards Compensation Costs Remaining Weighted Average Term	1 year 6 months 0 days
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards, Unrecognzied Compensation	58
Awards Compensation Costs Remaining Weighted Average Term	1 year 6 months 0 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards, Unrecognzied Compensation	$ 12
Awards Compensation Costs Remaining Weighted Average Term	1 year 7 months 0 days